Risk Report - Market Risk - Nontrading Market Risk Exposures - Economic Capital Usage by risk type (Detail) - Economic capital usage [Member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios [line items]
Interest rate risk	€ 2,980	€ 1,752
Credit spread risk	60	29
Equity and investment risk	1,044	841
Foreign exchange risk	1,273	1,460
Pension risk	1,106	803
Guaranteed funds risk	59	82
Nontrading market risk portfolios	€ 6,523	€ 4,968